Mining Interest, Plant & Equipment - Schedule of Capitalized Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest and accretion	$ 22,577	$ 14,550
Capitalized Interest - Gold Notes (Note 10c)
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest and accretion	13,863	7,484
Capitalized Interest - Deferred Revenue (Note 12a)
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest and accretion	8,738	7,818
Capitalized Interest - Other
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest and accretion	$ (24)	$ (752)